Concentration, Geographic	12 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION, GEOGRAPHIC

11 — CONCENTRATION, GEOGRAPHIC

As of March 31, 2019, the Company’s gross accounts receivables was comprised of eight customers, of those eight, five contributed 11.47%, 12.94%, 10.30%, 15.53%, and 30.19% to the total outstanding balance. For the year ended March 31, 2019, fifteen customers comprised 75.82% of the Company’s revenues. There was one customer that contributed 15.0% of the Company total revenues.

As of March 31, 2018, the Company has customers representing 12.7%, 12.2%, 11.2%, and 10.3% of total accounts receivable; with each customer generating revenues representing 5.8%, 5.4%, 4.6%, and 4.4% of total revenues for the year ended March 31, 2018.

As of March 31, 2017, the Company has customers representing 56.0%, 13.6%, 13.0%, and 13.0% of total accounts receivable; with each customer generating revenues representing 8.6%, 2.6%, 2.4%, and 2.4% of total revenues for the year ended March 31, 2017.